Deferred Revenue	12 Months Ended
Mar. 31, 2023
Deferred Revenue [Abstract]
Deferred revenue

Note 5 – Deferred revenue

Deferred revenue as of March 31, 2023 and 2022 consisted of the following:

	As of March 31
	2022	2023
	HKD	HKD	US$
Payments received from our clients in advance of performance obligations	$248,809	$270,239	$34,426

	As of March 31
	2022	2023
	HKD	HKD	US$
Beginning balance	$259,737	$248,809	$31,696
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(250,814)	(244,484)	(31,145)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	239,886	265,914	33,875
Ending balance	$248,809	$270,239	$34,426